SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2015
SEGMENT REPORTING
Information by Reporting Segment

Reporting segments

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥ 74,852	¥ 80,020	¥ 90,694
Semiconductor Parts Group	167,241	187,891	217,879
Applied Ceramic Products Group	211,439	272,795	277,629
Electronic Device Group	271,570	284,322	284,145
Telecommunications Equipment Group	177,314	186,749	204,290
Information Equipment Group	250,534	307,848	332,596
Others	159,902	173,137	172,925
Adjustments and eliminations	(32,798)	(45,393)	(53,622)

Net sales	¥1,280,054	¥1,447,369	¥1,526,536

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥ 7,614	¥ 11,836	¥ 16,134
Semiconductor Parts Group	30,379	31,889	33,971
Applied Ceramic Products Group	17,924	33,501	3,159
Electronic Device Group	(4,014)	21,160	34,372
Telecommunications Equipment Group	1,340	1,437	(20,212)
Information Equipment Group	21,750	28,193	34,569
Others	10,542	6,276	6,848

Total operating profit	85,535	134,292	108,841
Corporate gains and Equity in earnings (losses) of affiliates and an unconsolidated subsidiary	17,248	11,889	13,744
Adjustments and eliminations	(1,420)	87	(723)

Income before income taxes	¥101,363	¥146,268	¥121,862

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥ 6,403	¥ 5,014	¥ 4,956
Semiconductor Parts Group	12,850	15,765	15,723
Applied Ceramic Products Group	15,152	13,558	12,527
Electronic Device Group	15,155	17,585	16,010
Telecommunications Equipment Group	7,514	5,091	4,339
Information Equipment Group	9,723	10,963	11,488
Others	4,734	5,965	5,820
Corporate	2,066	2,210	2,131

Total	¥73,597	¥76,151	¥72,994

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥ 252	¥ 330	¥ 138
Semiconductor Parts Group	228	824	2,065
Applied Ceramic Products Group	1,498	1,223	9,542
Electronic Device Group	956	1,170	1,816
Telecommunications Equipment Group	7,127	2,335	2,775
Information Equipment Group	1,106	1,016	803
Others	340	358	222

Total	¥11,507	¥7,256	¥17,361

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥ 3,348	¥ 3,195	¥ 6,077
Semiconductor Parts Group	14,727	16,566	11,465
Applied Ceramic Products Group	7,963	8,546	6,665
Electronic Device Group	14,071	12,048	14,471
Telecommunications Equipment Group	3,069	2,997	2,525
Information Equipment Group	6,536	5,550	9,196
Others	2,837	3,437	2,695
Corporate	4,137	4,272	3,576

Total	¥56,688	¥56,611	¥56,670

	March 31,
	2013	2014	2015
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥ 62,453	¥ 69,165	¥ 78,580
Semiconductor Parts Group	118,524	169,330	194,547
Applied Ceramic Products Group	327,465	317,750	306,984
Electronic Device Group	448,141	451,856	509,836
Telecommunications Equipment Group	119,894	105,597	102,762
Information Equipment Group	263,837	290,378	304,044
Others	158,617	171,652	176,556

	1,498,931	1,575,728	1,673,309
Corporate and investments in and advances to affiliates and an unconsolidated subsidiary	892,098	1,182,912	1,492,915
Adjustments and eliminations	(108,176)	(121,936)	(145,040)

Total assets	¥2,282,853	¥2,636,704	¥3,021,184

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location

Geographic segments

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Net sales:
Japan	¥ 574,202	¥ 643,423	¥ 643,577
Asia	235,520	274,512	301,278
Europe	198,868	247,700	265,323
United States of America	215,032	217,230	248,145
Others	56,432	64,504	68,213

Net sales	¥1,280,054	¥1,447,369	¥1,526,536

	March 31,
	2013	2014	2015
	(Yen in millions)
Long-lived assets:
Japan	¥182,987	¥180,342	¥173,683
Asia	45,585	49,140	49,936
Europe	19,623	21,395	16,153
United States of America	14,293	13,377	14,743
Others	6,336	6,303	6,976

Total	¥268,824	¥270,557	¥261,491